UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American High-Income TrustSM
Investment portfolio

December 31, 2007
unaudited

Bonds, notes & other debt instruments — 88.75%	Principal amount (000)	Market value (000)

CORPORATE BONDS, NOTES & LOANS — 82.75%
CONSUMER DISCRETIONARY — 23.77%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$27,105	$26,698
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	6,000	4,680
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	5,525	4,586
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	61,665	59,815
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125% 2012	2,850	2,109
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	45,590	43,766
Charter Communications Operating, LLC, Term Loan Facilities B, 6.99% 2014[2,3,4]	106,000	99,227
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	30,800	29,953
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	67,975	55,740
Univision Communications, Inc., Second Lien Term Loan, 7.345% 2009[2,3,4]	11,595	11,363
Univision Communications Inc. 7.85% 2011	12,535	12,551
Univision Communications, Inc., First Lien Term Loan B, 7.21% 2014[2,3,4]	52,200	47,680
Univision Communications Inc. 9.75% 2015[1,5]	93,125	85,326
Michaels Stores, Inc., Term Loan B, 7.625% 2013[2,3,4]	20,151	18,600
Michaels Stores, Inc. 10.00% 2014	92,525	88,361
Michaels Stores, Inc. 0%/13.00% 2016[6]	17,700	9,801
Michaels Stores, Inc. 11.375% 2016	9,250	8,533
TL Acquisitions, Inc., Term Loan B, 7.60% 2014[2,3,4]	41,596	39,443
Thomson Learning 0%/13.25% 2015[1,6]	15,545	12,378
Thomson Learning 10.50% 2015[1]	50,090	48,399
Allison Transmission Holdings, Inc., Term Loan B, 8.00% 2014[2,3,4]	19,400	18,129
Allison Transmission Holdings, Inc. 11.00% 2015[1]	15,750	14,411
Allison Transmission Holdings, Inc. 11.25% 2015[1,5]	74,975	66,540
General Motors Corp. 6.375% 2008	695	692
General Motors Corp. 7.20% 2011	28,100	25,922
General Motors Corp. 7.125% 2013	16,575	14,420
General Motors Corp. 7.25% 2013	€3,000	3,898
General Motors Corp. 7.70% 2016	$3,950	3,358
General Motors Corp. 8.80% 2021	29,975	25,329
General Motors Corp. 9.40% 2021	11,000	9,823
General Motors Corp. 8.25% 2023	3,650	2,920
General Motors Corp. 8.375% 2033	5,000	4,050
CanWest Media Inc., Series B, 8.00% 2012	70,498	66,885
CanWest MediaWorks Inc. 9.25% 2015[1]	3,700	3,640
K. Hovnanian Enterprises, Inc. 6.00% 2010	4,500	2,925
K. Hovnanian Enterprises, Inc. 8.875% 2012	16,815	9,669
K. Hovnanian Enterprises, Inc. 7.75% 2013	14,325	8,094
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,600	1,833
K. Hovnanian Enterprises, Inc. 6.50% 2014	3,445	2,429
K. Hovnanian Enterprises, Inc. 6.25% 2015	6,790	4,685
K. Hovnanian Enterprises, Inc. 6.25% 2016	8,875	6,079
K. Hovnanian Enterprises, Inc. 7.50% 2016	12,085	8,520
K. Hovnanian Enterprises, Inc. 8.625% 2017	28,110	20,661
Claire’s Stores, Inc., Term Loan, 7.595% 2014[2,3,4]	39,442	33,476
Claire’s Stores, Inc. 9.25% 2015[1]	37,525	26,080
Claire’s Stores, Inc. 10.50% 2017[1]	6,425	3,470
Tenneco Automotive Inc., Series B, 10.25% 2013	7,408	7,927
Tenneco Automotive Inc. 8.625% 2014	45,225	44,660
Tenneco Automotive Inc. 8.125% 2015[1]	9,700	9,652
Ford Capital BV 9.50% 2010	4,000	3,790
Ford Motor Co. 9.50% 2011	1,000	938
Ford Motor Co., Term Loan B, 8.00% 2013[2,3,4]	38,799	35,986
Ford Motor Co. 6.50% 2018	22,668	16,803
Ford Motor Co. 8.875% 2022	5,330	4,264
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	9,000	8,235
R.H. Donnelley Corp., Series A-1, 6.875% 2013	10,150	9,135
R.H. Donnelley Corp., Series A-2, 6.875% 2013	9,000	8,100
Dex Media, Inc., Series B, 8.00% 2013	3,075	2,906
R.H. Donnelley Corp., Series A-3, 8.875% 2016	20,475	19,247
R.H. Donnelley Corp. 8.875% 2017[1]	14,750	13,718
American Media Operations, Inc., Series B, 10.25% 2009	53,160	45,518
American Media Operations, Inc. 8.875% 2011	18,255	15,540
NTL Cable PLC 8.75% 2014	43,875	43,765
NTL Cable PLC 8.75% 2014	€4,500	6,438
NTL Cable PLC 9.75% 2014	£3,000	5,758
Mirage Resorts, Inc. 6.75% 2008	$4,800	4,824
MGM MIRAGE 6.00% 2009	18,500	18,500
MGM MIRAGE 8.50% 2010	3,100	3,232
Mandalay Resort Group 6.375% 2011	1,500	1,481
MGM MIRAGE 6.75% 2012	1,700	1,664
MGM MIRAGE 6.75% 2013	16,855	16,434
MGM MIRAGE 6.625% 2015	4,400	4,147
MGM MIRAGE 7.50% 2016	4,000	3,980
Mohegan Tribal Gaming Authority 6.375% 2009	36,500	36,683
Mohegan Tribal Gaming Authority 8.00% 2012	7,775	7,930
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	1,204
Mohegan Tribal Gaming Authority 7.125% 2014	4,850	4,717
Mohegan Tribal Gaming Authority 6.875% 2015	3,775	3,567
Toys “R” Us, Inc. 7.625% 2011	41,665	35,311
Toys “R” Us-Delaware, Inc., Term Loan B, 9.155% 2012[2,3,4]	17,512	16,963
Delphi Automotive Systems Corp. 6.50% 2009[7]	34,600	20,933
Delphi Corp. 6.50% 2013[7]	17,190	10,056
Delphi Automotive Systems Corp. 6.55% 2006[7]	12,730	7,638
Delphi Automotive Systems Corp. 7.125% 2029[7]	14,300	8,794
Delphi Trust I 8.25% 2033[7]	4,470	1,632
Education Management LLC and Education Management Finance Corp. 8.75% 2014	4,125	4,161
Education Management LLC and Education Management Finance Corp. 10.25% 2016	43,270	44,784
Young Broadcasting Inc. 10.00% 2011	57,845	45,481
Young Broadcasting Inc. 8.75% 2014	4,040	2,894
Grupo Posadas, SA de CV 8.75% 2011[1]	46,225	47,496
Grupo Posadas, SA de CV 8.75% 2011	750	771
William Lyon Homes, Inc. 7.625% 2012	18,050	10,830
William Lyon Homes, Inc. 10.75% 2013	20,395	12,339
William Lyon Homes, Inc. 7.50% 2014	37,860	22,905
AMC Entertainment Inc., Series B, 8.625% 2012	24,450	25,061
AMC Entertainment Inc. 8.00% 2014	8,175	7,725
AMC Entertainment Inc., Series B, 11.00% 2016	10,000	10,575
Boyd Gaming Corp. 7.75% 2012	22,425	22,817
Boyd Gaming Corp. 6.75% 2014	15,000	14,362
Boyd Gaming Corp. 7.125% 2016	5,500	5,225
Idearc Inc. 8.00% 2016	43,500	40,129
Pinnacle Entertainment, Inc. 7.50% 2015[1]	43,600	39,785
Burlington Coat Factory Warehouse Corp. 11.125% 2014	48,275	38,982
Quebecor Media Inc. 7.75% 2016	24,220	23,372
Quebecor Media Inc. 7.75% 2016[1]	14,725	14,210
Bon-Ton Department Stores, Inc. 10.25% 2014	47,625	36,195
Kabel Deutschland GmbH 10.625% 2014	34,275	36,160
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	35,425	34,982
Hanesbrands Inc., Series B, 8.204% 2014[2]	33,545	33,377
CSC Holdings, Inc., Series B, 8.125% 2009	17,325	17,650
Cablevision Systems Corp., Series B, 8.00% 2012	14,865	14,493
Edcon Pty Ltd. 8.198% 2014[2]	€22,425	27,500
Edcon Pty Ltd. 10.448% 2015[2]	4,000	4,584
Dollarama Group LP and Dollarama Corp. 8.875% 2012	$31,175	31,954
Gaylord Entertainment Co. 8.00% 2013	18,425	18,425
Gaylord Entertainment Co. 6.75% 2014	12,850	12,175
Neiman Marcus Group, Inc. 9.00% 2015[5]	28,830	29,875
Cinemark USA, Inc., Term Loan B, 6.64% 2013[2,3,4]	5,656	5,371
Cinemark, Inc. 0%/9.75% 2014[6]	26,025	24,366
Radio One, Inc., Series B, 8.875% 2011	15,295	14,358
Radio One, Inc. 6.375% 2013	18,325	15,233
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	29,237
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	39,480	28,870
Seneca Gaming Corp., Series B, 7.25% 2012	19,825	20,073
Seneca Gaming Corp. 7.25% 2012	8,440	8,545
iesy Repository GmbH 10.125% 2015	€4,750	7,264
iesy Repository GmbH 10.375% 2015[1]	$20,475	20,987
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	27,975	27,835
Technical Olympic USA, Inc. 9.00% 2010	22,486	9,332
Technical Olympic USA, Inc. 9.00% 2010	7,325	3,076
Technical Olympic USA, Inc. 9.25% 2011[1]	34,325	14,931
Goodyear Tire & Rubber Co. 8.663% 2009[2]	17,500	17,719
Goodyear Tire & Rubber Co. 8.625% 2011	8,960	9,386
Local T.V. Finance LLC 9.25% 2015[1,5]	25,560	24,538
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 9.00% 2012[2,3,4]	10,718	10,334
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 11.50% 2013[2,3,4]	15,800	14,036
Vidéotron Ltée 6.875% 2014	15,540	15,287
Vidéotron Ltée 6.375% 2015	9,535	8,999
LBI Media, Inc. 8.50% 2017[1]	24,210	23,453
Standard Pacific Corp. 5.125% 2009	5,750	4,571
Standard Pacific Corp. 6.50% 2010	7,700	5,274
Standard Pacific Corp. 6.875% 2011	1,905	1,286
Standard Pacific Corp. 7.75% 2013	3,920	2,626
Standard Pacific Corp. 6.25% 2014	5,940	3,950
Standard Pacific Corp. 7.00% 2015	7,825	5,204
Beazer Homes USA, Inc. 8.625% 2011	9,600	7,440
Beazer Homes USA, Inc. 8.125% 2016	18,420	13,815
Dillard’s, Inc. 6.625% 2008	5,050	5,044
Dillard Department Stores, Inc. 9.125% 2011	8,230	8,387
Dillard Department Stores, Inc. 7.85% 2012	1,900	1,822
Dillard’s, Inc. 7.13% 2018	4,000	3,240
Dillard’s, Inc. 7.00% 2028	3,000	2,205
DaimlerChrysler North America Holding Corp. 5.541% 2009[2]	20,000	19,867
Sealy Mattress Co. 8.25% 2014	20,270	19,459
J.C. Penney Co., Inc. 8.00% 2010	14,995	15,620
J.C. Penney Co., Inc. 9.00% 2012	2,980	3,354
Visteon Corp. 8.25% 2010	20,000	17,800
Liberty Media Corp. 7.75% 2009	4,750	4,872
Liberty Media Corp. 8.25% 2030	12,675	12,227
KB Home 5.875% 2015	6,550	5,682
KB Home 6.25% 2015	12,265	10,732
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	17,450	16,228
Warner Music Group 7.375% 2014	19,610	15,198
Warnaco, Inc. 8.875% 2013	13,900	14,178
Regal Cinemas Corp., Series B, 9.375% 2012[8]	13,300	13,667
TRW Automotive Inc. 7.00% 2014[1]	13,975	12,927
WDAC Intermediate Corp. 8.375% 2014[1]	10,500	10,500
WDAC Intermediate Corp. 8.50% 2014	€1,750	2,405
Cooper-Standard Automotive Inc. 7.00% 2012	$14,550	12,677
Dollar General Corp. 10.625% 2015[1]	8,725	8,049
Dollar General Corp. 11.875% 2017[1,5]	5,325	4,047
D.R. Horton, Inc. 8.00% 2009	10,770	10,471
D.R. Horton, Inc. 7.875% 2011	1,530	1,451
Seminole Tribe of Florida 7.804% 2020[1,3,8]	10,050	10,535
MDC Holdings, Inc. 7.00% 2012	10,000	10,196
Meritage Corp. 7.00% 2014	3,250	2,340
Meritage Homes Corp. 6.25% 2015	10,575	7,402
Riddell Bell Holdings Inc. 8.375% 2012	10,175	9,208
WCI Communities, Inc. 9.125% 2012	15,850	8,638
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	8,375	7,464
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	6,031	6,302
Toll Corp. 8.25% 2011	5,500	5,280
Viacom Inc. 5.75% 2011	4,500	4,560
Royal Caribbean Cruises Ltd. 8.00% 2010	3,200	3,324
News America Inc. 6.75% 2038	2,990	3,274
Carmike Cinemas, Inc., Term Loan B, 8.65% 2012[2,3,4]	1,979	1,937
KAC Acquisition Corp. 8.00% 2026[1,5,8]	203	203
		3,070,459

INDUSTRIALS — 10.33%
Nielsen Finance LLC, Term Loan B, 7.146% 2013[2,3,4]	9,791	9,344
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	63,975	65,734
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	81,050	57,343
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 8.58% 2014[2,3,4]	32,430	32,247
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 8.60% 2014[2,3,4]	24,552	24,414
DAE Aviation Holdings, Inc. 11.25% 2015[1]	66,070	70,034
Calair LLC and Calair Capital Corp. 8.125% 2008	6,115	6,146
Continental Airlines, Inc. 8.75% 2011	18,950	17,955
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[3]	5,000	5,055
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[3]	3,426	3,370
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	5,813	5,581
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	12,936	12,499
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	12,500	12,000
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	5,613	5,697
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	5,546	5,521
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	9,475	9,538
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	15,001	14,289
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	3,171	3,179
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	2,843	2,971
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	382	407
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	11,146	11,090
AMR Corp., Series B, 10.45% 2011	1,850	1,852
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	17,375	16,857
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[3]	8,690	8,777
AMR Corp. 9.00% 2012	16,155	16,034
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	1,300	1,366
AMR Corp. 9.00% 2016	1,475	1,412
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	21,517	19,713
AMR Corp. 9.88% 2020[8]	1,275	1,157
AMR Corp. 9.80% 2021[8]	2,555	2,293
AMR Corp. 10.00% 2021[8]	9,000	8,214
Hawker Beechcraft 8.50% 2015[1]	4,975	4,987
Hawker Beechcraft 8.875% 2015[1,5]	58,480	58,041
Hawker Beechcraft 9.75% 2017[1]	5,255	5,242
DRS Technologies, Inc. 6.875% 2013	37,530	37,530
DRS Technologies, Inc. 6.625% 2016	8,900	8,833
DRS Technologies, Inc. 7.625% 2018	19,575	19,918
NTK Holdings Inc. 0%/10.75% 2014[3,6]	53,460	31,541
THL Buildco, Inc. 8.50% 2014	34,620	27,869
ARAMARK Corp., Term Loan B, 6.83% 2014[2,3,4]	23,549	22,455
ARAMARK Corp., Term Loan B, Letter of Credit, 6.83% 2014[2,3,4]	1,683	1,605
ARAMARK Corp. 8.411% 2015[2]	3,225	3,161
ARAMARK Corp. 8.50% 2015	27,745	28,231
Ashtead Group PLC 8.625% 2015[1]	22,225	19,558
Ashtead Capital, Inc. 9.00% 2016[1]	37,800	33,642
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3,7]	17,433	20,571
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	5,024	5,039
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	4,616	4,633
United Air Lines, Inc., Term Loan B, 7.125% 2014[2,3,4]	10,098	9,471
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	3,869	3,873
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[3,7,8]	1,136	0
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,3,8]	9,910	9,167
US Investigations Services, Inc., Term Loan B, 7.91% 2015[2,3,4]	8,479	8,023
US Investigations Services 10.50% 2015[1]	34,825	32,039
US Investigations Services 11.75% 2016[1]	12,875	11,266
Allied Waste North America, Inc., Series B, 6.50% 2010	9,500	9,548
Allied Waste North America, Inc., Series B, 5.75% 2011	8,450	8,323
Allied Waste North America, Inc., Series B, 6.125% 2014	11,000	10,629
Allied Waste North America, Inc., Series B, 7.375% 2014	15,705	15,744
Allied Waste North America, Inc. 6.875% 2017	2,800	2,744
Accuride Corp. 8.50% 2015	53,595	43,680
Atrium Companies, Inc., Term Loan B, 8.46% 2012[2,3,4]	22,264	20,720
ACIH, Inc. 0%/11.50% 2012[1,6]	37,235	21,410
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[3]	1,348	1,354
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	17,018	17,207
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[3]	3,500	3,418
Delta Air Lines, Inc., Second Lien Term Loan B, 8.082% 2014[2,3,4]	11,940	11,416
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	30,820	32,245
Northwest Airlines, Inc., Term Loan B, 8.33% 2013[2,3,4]	16,537	15,917
Northwest Airlines, Inc., Term Loan A, 6.58% 2018[2,3,4]	11,938	11,579
Goodman Global Holdings, Inc., Series B, 7.875% 2012	24,805	25,673
TransDigm Inc. 7.75% 2014	24,785	25,281
TFM, SA de CV 9.375% 2012	21,000	22,102
Sequa Corp., Term Loan B, 8.08% 2014[2,3,4]	20,650	20,289
RBS Global, Inc. and Rexnord LLC 9.50% 2014	11,000	10,945
RBS Global, Inc. and Rexnord LLC 8.875% 2016	8,475	8,094
RSC Holdings III, LLC, Second Lien Term Loan B, 8.75% 2013[2,3,4]	16,541	15,425
Kansas City Southern Railway Co. 9.50% 2008	3,150	3,229
Kansas City Southern Railway Co. 7.50% 2009	10,067	10,130
Quebecor World Inc. 8.75% 2016[1]	17,615	13,057
Navios Maritime Holdings Inc. 9.50% 2014	11,950	12,279
H&E Equipment Services, Inc. 8.375% 2016	11,875	11,044
CEVA Group PLC 10.00% 2014[1]	9,675	9,989
United Rentals (North America), Inc., Series B, 6.50% 2012	10,675	9,741
Mobile Services Group, Inc. 9.75% 2014	10,000	9,250
Alion Science and Technology Corp. 10.25% 2015	10,350	8,875
Esterline Technologies Corp. 6.625% 2017	8,250	8,209
Hertz Corp. 8.875% 2014	3,175	3,235
Hertz Corp. 10.50% 2016	4,250	4,420
Esco Corp. 8.625% 2013[1]	5,600	5,628
Esco Corp. 8.866% 2013[1,2]	950	936
Terex Corp. 7.375% 2014	6,000	6,105
Park-Ohio Industries, Inc. 8.375% 2014	6,225	5,571
		1,334,225

TELECOMMUNICATION SERVICES — 9.22%
Windstream Corp. 8.125% 2013	93,400	97,136
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	31,370	33,156
Windstream Corp. 8.625% 2016	12,300	12,977
Triton PCS, Inc. 8.50% 2013[9]	113,840	118,394
Intelsat, Ltd. 6.50% 2013	4,475	3,278
Intelsat (Bermuda), Ltd. 8.25% 2013	28,730	29,017
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[6]	19,100	15,710
Intelsat (Bermuda), Ltd. 8.625% 2015	13,350	13,484
Intelsat Corp. 9.00% 2016	13,075	13,238
Intelsat (Bermuda), Ltd. 9.25% 2016	27,200	27,472
Intelsat (Bermuda), Ltd. 11.25% 2016	5,550	5,758
Centennial Communications Corp. 10.00% 2013	2,175	2,273
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	34,505	36,403
Centennial Communications Corp. 10.981% 2013[2]	39,750	40,843
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	24,175	23,933
Qwest Capital Funding, Inc. 7.90% 2010	18,285	18,559
Qwest Communications International Inc. 7.25% 2011	43,725	43,944
Qwest Capital Funding, Inc. 7.25% 2011	25,575	25,319
Qwest Corp. 8.875% 2012	3,600	3,870
Qwest Capital Funding, Inc. 7.625% 2021	1,325	1,199
U S WEST Capital Funding, Inc. 6.875% 2028	3,300	2,805
Rural Cellular Corp. 8.25% 2012	6,850	7,141
Rural Cellular Corp. 10.661% 2012[2]	33,900	34,748
Rural Cellular Corp. 8.124% 2013[2]	48,875	49,852
American Tower Corp. 7.125% 2012	64,360	66,452
American Tower Corp. 7.50% 2012	14,100	14,593
American Tower Corp. 7.00% 2017[1]	6,500	6,565
MetroPCS Wireless, Inc., Term Loan B, 7.188% 2013[2,3,4]	15,852	15,293
MetroPCS Wireless, Inc. 9.25% 2014	55,025	51,999
Nextel Communications, Inc., Series E, 6.875% 2013	7,000	6,902
Nextel Communications, Inc., Series F, 5.95% 2014	6,500	6,118
Nextel Communications, Inc., Series D, 7.375% 2015	47,808	47,109
Sprint Capital Corp. 6.90% 2019	50	50
Sprint Capital Corp. 6.875% 2028	5,300	5,040
Sprint Capital Corp. 8.75% 2032	200	226
Hawaiian Telcom Communications, Inc. 9.75% 2013	23,340	23,282
Hawaiian Telcom Communications, Inc. 10.318% 2013[2]	19,715	19,961
Hawaiian Telcom Communications, Inc., Term Loan C, 7.08% 2014[2,3,4]	12,741	12,074
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	8,725	9,052
Cricket Communications, Inc. 9.375% 2014	44,405	41,852
Cricket Communications, Inc. 9.375% 2014[1]	16,875	15,905
Orascom Telecom 7.875% 2014[1]	32,780	31,141
Digicel Group Ltd. 8.875% 2015[1]	29,100	26,699
Cincinnati Bell Inc. 7.25% 2013	24,800	24,986
NTELOS Inc., Term Loan B, 7.10% 2011[2,3,4]	20,912	20,668
Rogers Wireless Inc. 7.25% 2012	6,375	6,917
Rogers Wireless Inc. 7.50% 2015	12,025	13,169
Level 3 Financing, Inc. 9.25% 2014	21,150	19,246
ALLTELL Corp., Term Loan B3, 7.778% 2015[2,3,4]	12,269	11,836
Millicom International Cellular SA 10.00% 2013	10,050	10,753
Trilogy International Partners LLC, Term Loan B, 8.33% 2012[2,3,4]	10,000	9,200
Nordic Telephone Co. Holding ApS 8.875% 2016[1]	7,900	8,137
América Móvil, SAB de CV 8.46% 2036	MXN65,000	5,620
		1,191,354

FINANCIALS — 7.40%
Realogy Corp., Term Loan B, 8.24% 2013[2,3,4]	$26,395	23,210
Realogy Corp., Term Loan B, Letter of Credit, 8.24% 2013[2,3,4]	5,818	5,116
Realogy Corp. 10.50% 2014[1]	105,680	79,260
Realogy Corp. 11.00% 2014[1,5]	23,225	16,199
Realogy Corp. 12.375% 2015[1]	10,825	6,847
Ford Motor Credit Co. 5.625% 2008	3,570	3,467
Ford Motor Credit Co. 7.375% 2009	2,725	2,566
Ford Motor Credit Co. 8.625% 2010	1,000	929
Ford Motor Credit Co. 9.75% 2010[2]	31,000	29,597
Ford Motor Credit Co. 7.25% 2011	5,750	4,984
Ford Motor Credit Co. 7.375% 2011	10,025	8,983
Ford Motor Credit Co. 9.875% 2011	5,000	4,733
Ford Motor Credit Co. 7.80% 2012	3,000	2,632
Ford Motor Credit Co. 7.993% 2012[2]	71,750	60,318
Ford Motor Credit Co. 8.00% 2016	8,200	6,976
General Motors Acceptance Corp. 6.034% 2008[2]	2,450	2,367
Residential Capital Corp. 7.814% 2009[2]	2,000	1,430
Residential Capital Corp. 8.544% 2009[1,2]	12,000	5,970
Residential Capital Corp. 7.875% 2010[2]	36,505	23,546
General Motors Acceptance Corp. 7.25% 2011	41,890	36,743
General Motors Acceptance Corp. 6.625% 2012	3,000	2,496
General Motors Acceptance Corp. 6.875% 2012	12,635	10,598
General Motors Acceptance Corp. 7.00% 2012	8,150	6,920
Residential Capital, LLC 8.00% 2012[2]	5,045	3,128
General Motors Acceptance Corp. 6.75% 2014	9,820	7,931
General Motors Acceptance Corp. 7.324% 2014[2]	15,000	12,051
General Motors Acceptance Corp. 8.00% 2031	9,565	8,043
Washington Mutual Bank, FA 5.65% 2014	3,941	3,483
Washington Mutual Bank, FA, Series 16, 5.125% 2015	4,000	3,393
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2,8]	39,800	23,084
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,2]	11,400	6,732
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[1,2]	44,900	35,973
Countrywide Home Loans, Inc., Series L, 3.25% 2008	32,717	29,568
Countrywide Home Loans, Inc., Series M, 4.125% 2009	28,300	20,766
Countrywide Home Loans, Inc., Series K, 5.625% 2009	9,280	7,082
Countrywide Financial Corp., Series A, 4.50% 2010	4,986	3,625
Countrywide Financial Corp., Series B, 5.80% 2012	5,715	4,179
Countrywide Financial Corp. 6.25% 2016	1,875	1,081
E*TRADE Financial Corp. 8.00% 2011	28,475	24,844
E*TRADE Financial Corp. 7.375% 2013	14,100	10,928
E*TRADE Financial Corp. 7.875% 2015	36,920	28,336
Host Marriott, LP, Series M, 7.00% 2012	25,100	25,226
Host Marriott, LP, Series K, 7.125% 2013	19,375	19,617
Host Hotels & Resorts, LP, Series S, 6.875% 2014	4,325	4,325
Host Marriott, LP, Series O, 6.375% 2015	1,025	1,004
TuranAlem Finance BV 7.875% 2010	10,000	9,375
TuranAlem Finance BV 7.75% 2013[1]	8,500	7,352
TuranAlem Finance BV 8.50% 2015	4,000	3,530
TuranAlem Finance BV 8.50% 2015[1]	2,280	2,012
TuranAlem Finance BV 8.25% 2037[1]	17,970	15,364
Rouse Co. 3.625% 2009	12,415	11,891
Rouse Co. 7.20% 2012	11,395	10,907
Rouse Co. 6.75% 2013[1]	15,800	14,756
Citigroup Capital XXI 8.30% 2057	28,675	30,027
Kazkommerts International BV 8.50% 2013[1]	3,500	3,185
Kazkommerts International BV 8.50% 2013	1,500	1,365
Kazkommerts International BV 7.875% 2014[1]	10,000	8,575
Kazkommerts International BV 8.00% 2015[1]	6,000	5,010
Kazkommerts International BV 8.00% 2015	3,000	2,505
Kazkommerts International BV, Series 4, 7.50% 2016	7,500	5,801
Lazard Group LLC 7.125% 2015	8,620	8,784
Lazard Group LLC 6.85% 2017	15,450	15,286
HSBK (Europe) BV 7.75% 2013	7,660	7,315
HSBK (Europe) BV 7.75% 2013[1]	1,200	1,146
HSBK (Europe) BV 7.25% 2017[1]	13,765	12,010
CIT Group Inc. 7.625% 2012	20,000	20,293
SLM Corp., Series A, 5.375% 2013	9,000	8,060
SLM Corp., Series A, 5.388% 2014[2]	7,000	5,992
Capmark Financial Group, Inc. 5.529% 2010[1,2]	9,000	7,260
Capmark Financial Group, Inc. 5.875% 2012[1]	7,700	6,101
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	14,000	12,486
Catlin Insurance Ltd. 7.249% (undated)[1,2]	12,500	11,447
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	8,580
AmeriCredit Corp. 8.50% 2015[1]	11,000	8,442
LaBranche & Co Inc. 9.50% 2009	500	501
LaBranche & Co Inc. 11.00% 2012	7,750	7,624
MBNA Capital A, Series A, 8.278% 2026	7,500	7,799
ILFC E-Capital Trust II 6.25% 2065[1,2]	8,000	7,657
Northern Rock PLC 5.60% (undated)[1,2,8]	900	517
Northern Rock PLC 6.594% (undated)[1,2,8]	11,400	6,555
iStar Financial, Inc. 7.00% 2008	2,375	2,371
iStar Financial, Inc., Series B, 4.875% 2009	2,000	1,931
iStar Financial, Inc. 6.00% 2010	2,250	2,050
Morgan Stanley 10.09% 2017[8]	BRL10,800	5,524
Banco Mercantil del Norte, SA 6.135% 2016[1]	$3,500	3,479
Banco Mercantil del Norte, SA 6.862% 2021[1]	2,000	1,978
Chevy Chase Bank, FSB 6.875% 2013	5,500	5,266
Ambac Financial Group, Inc. 6.15% 2087[2]	4,010	2,937
UnumProvident Corp. 5.859% 2009	2,000	2,037
Schwab Capital Trust I 7.50% 2037[2]	2,000	2,016
Standard Chartered PLC 6.409% (undated)[1,2]	900	816
		956,201

HEALTH CARE — 7.36%
Tenet Healthcare Corp. 6.375% 2011	9,820	8,985
Tenet Healthcare Corp. 7.375% 2013	7,990	7,031
Tenet Healthcare Corp. 9.875% 2014	117,375	112,387
Tenet Healthcare Corp. 9.25% 2015	47,625	44,291
Tenet Healthcare Corp. 6.875% 2031	200	150
HealthSouth Corp. 10.829% 2014[2]	57,805	59,106
HealthSouth Corp. 10.75% 2016	86,990	91,339
HCA Inc., Term Loan B, 7.09% 2013[2,3,4]	98,010	94,457
HCA Inc. 9.125% 2014	4,345	4,530
HCA Inc. 9.25% 2016	7,700	8,104
HCA Inc. 9.625% 2016[5]	11,550	12,243
VWR International, Inc. 10.25% 2015[1,2,5]	117,360	112,372
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	54,850	54,301
Elan Finance PLC and Elan Finance Corp. 9.249% 2013[2]	9,525	9,239
PTS Acquisition Corp. 9.50% 2015[1,5]	60,430	56,351
Warner Chilcott Corp. 8.75% 2015	46,274	47,894
Mylan Inc., Term Loan B, 8.313% 2014[2,3,4]	38,705	38,381
Surgical Care Affiliates, Inc. 8.875% 2015[1,5]	22,325	20,427
Surgical Care Affiliates, Inc. 10.00% 2017[1]	15,800	14,457
Team Finance LLC and Health Finance Corp. 11.25% 2013	30,640	32,632
Viant Holdings Inc. 10.125% 2017[1]	35,135	32,324
Boston Scientific Corp. 7.00% 2035	33,450	29,603
Bausch & Lomb Inc. 9.875% 2015[1]	23,050	23,453
CHS/Community Health Systems, Inc. 8.875% 2015	13,550	13,872
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	9,795	10,383
Universal Hospital Services, Inc. 8.288% 2015[2]	3,035	3,050
Universal Hospital Services, Inc. 8.50% 2015[5]	3,970	4,030
Accellent Inc. 10.50% 2013	6,680	5,645
		951,037

MATERIALS — 6.05%
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	33,010	32,680
Stone Container Corp. 8.375% 2012	12,840	12,808
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	24,405	23,490
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	20,735	20,139
Georgia Gulf Corp. 9.50% 2014	67,115	53,860
Georgia Gulf Corp. 10.75% 2016	6,920	4,671
Abitibi-Consolidated Co. of Canada 5.25% 2008	3,250	3,128
Abitibi-Consolidated Finance LP 7.875% 2009	7,415	7,100
Abitibi-Consolidated Inc. 8.55% 2010	13,850	12,188
Abitibi-Consolidated Inc. 7.75% 2011	8,025	6,300
Abitibi-Consolidated Co. of Canada 8.491% 2011[2]	6,975	5,545
Abitibi-Consolidated Co. of Canada 6.00% 2013	3,000	2,059
Abitibi-Consolidated Co. of Canada 8.375% 2015	25,675	19,192
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,000	3,045
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	33,290	35,371
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	11,345	12,196
Nalco Co. 7.75% 2011	29,940	30,464
Nalco Co. 8.875% 2013	3,500	3,666
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[6]	8,700	8,047
Algoma Steel Inc., Term Loan B, 7.33% 2013[2,3,4]	6,378	6,075
Algoma Steel Inc. 9.875% 2015[1]	42,000	34,650
Georgia-Pacific Corp. 8.125% 2011	14,320	14,606
Georgia-Pacific Corp. 9.50% 2011	3,740	3,946
Georgia-Pacific Corp., First Lien Term Loan B, 6.896% 2012[2,3,4]	19,662	18,761
Building Materials Corp. of America 7.75% 2014	45,035	34,677
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	34,605	33,653
Associated Materials Inc. 9.75% 2012	8,865	9,087
AMH Holdings, Inc. 0%/11.25% 2014[6]	36,545	23,572
Domtar Corp. 5.375% 2013	5,075	4,606
Domtar Corp. 7.125% 2015	17,445	17,183
Domtar Corp. 9.50% 2016	6,350	6,771
AEP Industries Inc. 7.875% 2013	29,155	27,916
Metals USA Holdings Corp. 11.231% 2012[1,2,5]	21,075	17,387
Metals USA, Inc. 11.125% 2015	3,850	4,004
Plastipak Holdings, Inc. 8.50% 2015[1]	20,340	20,442
Graphic Packaging International, Inc. 8.50% 2011	16,915	16,830
Graphic Packaging International, Inc. 9.50% 2013	2,425	2,407
FMG Finance Pty Ltd. 10.625% 2016[1]	15,450	17,767
NewPage Corp. 10.00% 2012[1]	7,250	7,322
NewPage Corp., Series A, 12.00% 2013	9,700	10,064
Owens-Brockway Glass Container Inc. 8.875% 2009	8,988	9,033
Owens-Illinois, Inc. 7.50% 2010	2,000	2,035
Owens-Brockway Glass Container Inc. 8.25% 2013	5,550	5,786
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	531
Rockwood Specialties Group, Inc. 7.50% 2014	$5,765	5,736
Rockwood Specialties Group, Inc. 7.625% 2014	€7,200	10,354
Ryerson Inc. 12.574% 2014[1,2]	$3,255	3,141
Ryerson Inc. 12.00% 2015[1]	11,200	11,116
Neenah Paper, Inc. 7.375% 2014	14,325	13,465
MacDermid 9.50% 2017[1]	13,150	12,427
Berry Plastics Holding Corp. 10.25% 2016	11,525	10,142
Ainsworth Lumber Co. Ltd. 7.25% 2012	1,775	1,078
Ainsworth Lumber Co. Ltd. 6.75% 2014	6,730	4,088
Ainsworth Lumber Co. Ltd. 6.75% 2014	5,550	3,372
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	9,000	8,325
Vale Overseas Ltd. 6.25% 2017	3,700	3,730
Vale Overseas Ltd. 6.875% 2036	4,000	4,066
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	7,700	7,110
Allegheny Technologies, Inc. 8.375% 2011	5,000	5,350
Momentive Performance Materials Inc. 9.75% 2014[1]	5,000	4,625
Witco Corp. 6.875% 2026	5,080	4,115
Smurfit Capital Funding PLC 7.50% 2025	4,250	4,037
Huntsman LLC 11.50% 2012	500	547
Huntsman International LLC 7.50% 2015	€2,250	3,383
Exopack Holding Corp. 11.25% 2014	$3,650	3,595
Ispat Inland ULC 9.75% 2014	3,233	3,504
Airgas, Inc. 6.25% 2014[3]	3,500	3,360
Norampac Inc. 6.75% 2013	3,500	3,211
Novelis Inc. 7.25% 2015[2]	2,750	2,599
		781,536

INFORMATION TECHNOLOGY — 5.82%
NXP BV and NXP Funding LLC 7.993% 2013[2]	41,635	38,460
NXP BV and NXP Funding LLC 7.875% 2014	35,325	33,735
NXP BV and NXP Funding LLC 9.50% 2015	156,040	143,362
Sanmina-SCI Corp. 6.75% 2013	5,300	4,637
Sanmina-SCI Corp. 7.741% 2014[1,2]	17,000	16,469
Sanmina-SCI Corp. 8.125% 2016	83,775	74,664
First Data Corp., Term Loan B2, 7.634% 2014[2,3,4]	82,804	78,816
Freescale Semiconductor, Inc., Term Loan B, 6.975% 2013[2,3,4]	8,464	7,856
Freescale Semiconductor, Inc. 8.875% 2014	17,975	16,133
Freescale Semiconductor, Inc. 9.125% 2014[5]	34,111	29,165
Freescale Semiconductor, Inc. 10.125% 2016	13,025	10,811
Hughes Communications, Inc. 9.50% 2014	53,375	54,309
Celestica Inc. 7.875% 2011	26,905	26,031
Celestica Inc. 7.625% 2013	28,510	26,728
SunGard Data Systems Inc. 9.125% 2013	39,889	40,787
SunGard Data Systems Inc. 4.875% 2014	4,500	3,971
Sensata Technologies BV, Term Loan B, 6.761% 2013[2,3,4]	11,063	10,574
Sensata Technologies BV 8.00% 2014[2]	32,755	30,953
Serena Software, Inc. 10.375% 2016	24,540	24,295
Ceridian Corp. 11.25% 2015[1]	25,925	24,110
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	18,010	13,598
Nortel Networks Ltd. 9.493% 2011[1,2]	10,600	10,388
Nortel Networks Ltd. 10.75% 2016[1]	1,325	1,398
Xerox Corp. 7.125% 2010	3,650	3,826
Xerox Corp. 7.625% 2013	5,000	5,218
Iron Mountain Inc. 7.75% 2015	8,410	8,599
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	7,750	7,846
Jabil Circuit, Inc. 5.875% 2010	4,250	4,303
Exodus Communications, Inc. 11.625% 2010[7,8]	3,774	0
		751,042

ENERGY — 5.10%
Williams Companies, Inc. 6.375% 2010[1]	6,000	6,097
Williams Companies, Inc. 7.231% 2010[1,2]	31,050	31,593
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	11,375	11,944
Williams Companies, Inc. 8.125% 2012	9,800	10,719
Transcontinental Gas Pipe Line Corp. 6.40% 2016	5,525	5,698
Northwest Pipeline Corp. 7.00% 2016	7,030	7,522
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	22,850	23,650
Williams Companies, Inc. 7.875% 2021	10,181	11,339
Transcontinental Gas Pipe Line Corp. 7.25% 2026	9,035	9,645
Williams Companies, Inc. 8.75% 2032	71,320	87,545
Enterprise Products Operating LP 8.375% 2066[2]	45,240	46,389
Enterprise Products Operating LP 7.034% 2068[2]	61,555	55,893
Kinder Morgan Inc., Term Loan B, 6.35% 2014[2,3,4]	56,346	56,108
K N Energy, Inc. 7.25% 2028	24,125	22,761
Drummond Co., Inc. 7.375% 2016[1]	49,705	46,350
Forest Oil Corp. 7.25% 2019[1]	40,125	40,526
Petroplus Finance Ltd. 6.75% 2014[1]	14,750	13,810
Petroplus Finance Ltd. 7.00% 2017[1]	22,075	20,309
Gaz Capital SA 6.51% 2022[1]	10,000	9,532
Gaz Capital SA 7.288% 2037[1]	11,800	11,969
Newfield Exploration Co. 6.625% 2014	10,175	10,124
Newfield Exploration Co. 6.625% 2016	10,000	9,850
Teekay Shipping Corp. 8.875% 2011	13,895	14,642
Pemex Project Funding Master Trust 7.875% 2009	1,135	1,172
Pemex Project Funding Master Trust 5.75% 2018[1]	5,850	5,865
Pemex Project Funding Master Trust 6.625% 2035[1]	6,500	6,884
TEPPCO Partners LP 7.00% 2067[2]	12,955	11,873
Peabody Energy Corp., Series B, 6.875% 2013	7,000	7,070
Peabody Energy Corp. 5.875% 2016	4,000	3,780
Massey Energy Co. 6.625% 2010	3,000	2,947
Massey Energy Co. 6.875% 2013	7,925	7,509
Premcor Refining Group Inc. 9.50% 2013	9,600	10,077
Whiting Petroleum Corp. 7.25% 2013	8,850	8,761
Enbridge Energy Partners, LP 8.05% 2067[2]	7,220	7,143
Overseas Shipholding Group, Inc. 8.25% 2013	5,675	5,788
Sabine Pass LNG, LP 7.25% 2013	6,000	5,760
Encore Acquisition Co. 6.00% 2015	5,730	5,186
Tennessee Gas Pipeline Co. 7.00% 2028	4,000	4,058
Petrozuata Finance, Inc., Series B, 8.22% 2017[1,3]	300	311
		658,199

UTILITIES — 4.34%
Edison Mission Energy 7.50% 2013	44,900	46,247
Edison Mission Energy 7.75% 2016	25,025	25,901
Midwest Generation, LLC, Series B, 8.56% 2016[3]	39,629	42,304
Edison Mission Energy 7.00% 2017	21,570	21,300
Edison Mission Energy 7.20% 2019	46,450	45,869
Homer City Funding LLC 8.734% 2026[3]	9,215	10,090
Edison Mission Energy 7.625% 2027	36,280	34,285
AES Corp. 9.50% 2009	5,387	5,602
AES Corp. 9.375% 2010	13,594	14,342
AES Corp. 8.875% 2011	8,475	8,878
AES Corp. 8.75% 2013[1]	20,248	21,235
AES Gener SA 7.50% 2014	15,350	16,220
AES Corp. 7.75% 2015[1]	8,000	8,100
AES Corp. 8.00% 2017[1]	6,000	6,165
AES Red Oak, LLC, Series A, 8.54% 2019[3]	4,282	4,604
AES Red Oak, LLC, Series B, 9.20% 2029[3]	5,000	5,575
Texas Competitive Electric Holding Co. LLC 10.25% 2015[1]	36,850	36,666
Texas Competitive Electric Holding Co. LLC 10.25% 2015[1]	26,700	26,566
NRG Energy, Inc. 7.25% 2014	22,925	22,409
NRG Energy, Inc. 7.375% 2016	33,700	32,942
Intergen Power 9.00% 2017[1]	51,275	54,223
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,000	4,365
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,094
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,758
Sierra Pacific Resources 8.625% 2014	12,000	12,882
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,472
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,600	1,594
Sierra Pacific Resources 6.75% 2017	2,000	2,033
ISA Capital do Brasil SA 7.875% 2012[1]	3,275	3,349
ISA Capital do Brasil SA 8.80% 2017[1]	11,800	12,183
Enersis SA 7.375% 2014	6,800	7,289
PSEG Energy Holdings Inc. 8.625% 2008	6,532	6,577
Mirant Americas Generation, Inc. 8.30% 2011	5,500	5,541
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,3]	4,069	4,149
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[1]	2,000	2,004
Electricidad de Caracas Finance BV 10.25% 2014[1]	700	758
		560,571

CONSUMER STAPLES — 3.36%
Stater Bros. Holdings Inc. 8.125% 2012	48,555	48,191
Stater Bros. Holdings Inc. 7.75% 2015	18,425	17,872
SUPERVALU INC., Term Loan B, 6.396% 2012[2,3,4]	14,077	13,810
SUPERVALU INC. 7.50% 2012	3,860	4,010
Albertson’s, Inc. 7.25% 2013	11,015	11,319
SUPERVALU INC. 7.50% 2014	1,000	1,030
Albertson’s, Inc. 8.00% 2031	32,750	33,388
Dole Food Co., Inc. 8.625% 2009	21,600	20,952
Dole Food Co., Inc. 7.25% 2010	18,845	17,243
Dole Food Co., Inc. 8.875% 2011	24,960	23,213
Yankee Candle Co., Inc., Series B, 8.50% 2015	22,770	21,091
Yankee Candle Co., Inc., Series B, 9.75% 2017	18,730	17,232
Constellation Brands, Inc. 8.375% 2014	6,775	6,826
Constellation Brands, Inc. 7.25% 2017[1]	26,625	24,761
Duane Reade Inc. 9.75% 2011	32,910	29,866
Smithfield Foods, Inc. 7.625% 2008	1,125	1,128
Smithfield Foods, Inc., Series B, 8.00% 2009	3,000	3,045
Smithfield Foods, Inc., Series B, 7.00% 2011	1,250	1,237
Smithfield Foods, Inc., Series B, 7.75% 2013	1,800	1,782
Smithfield Foods, Inc. 7.75% 2017	22,950	22,319
Rite Aid Corp. 6.125% 2008[1]	7,950	7,771
Rite Aid Corp. 8.625% 2015	4,500	3,651
Rite Aid Corp. 7.70% 2027	8,500	5,823
Rite Aid Corp. 6.875% 2028	12,977	7,981
Elizabeth Arden, Inc. 7.75% 2014	24,012	23,652
Vitamin Shoppe Industries Inc. 12.369% 2012[2,8]	19,535	20,316
JBS SA 10.50% 2016	20,000	19,450
Spectrum Brands, Inc., Term Loan B, Letter of Credit, 5.086% 2013[2,3,4]	595	579
Spectrum Brands, Inc., Term Loan B, 8.896% 2013[2,3,4]	11,812	11,487
Spectrum Brands, Inc. 7.375% 2015	7,075	5,271
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[1]	5,961	6,065
American Achievement Group Holding Corp. 14.75% 2012[5]	2,229	2,050
		434,411

Total corporate bonds, notes & loans		10,689,035

BONDS & NOTES OF GOVERNMENTS AND GOVERNMENT AGENCIES OUTSIDE THE U.S. — 4.68%
Turkey (Republic of) Treasury Bill 0% 2008[8]	TRY60,760	47,830
Turkey (Republic of) 15.00% 2010[8]	16,262	13,515
Turkey (Republic of) 14.00% 2011[8]	30,550	24,741
Turkey (Republic of) 10.00% 2012[8,10]	6,449	5,758
Turkey (Republic of) 16.00% 2012[8]	22,425	19,086
Brazilian Treasury Bill 6.00% 2010[8,10]	BRL82,530	44,646
Brazil (Federal Republic of) Global 10.50% 2014	$3,000	3,825
Brazil (Federal Republic of) 10.00% 2017[8]	BRL13,000	6,159
Brazil (Federal Republic of) Global 8.00% 2018[3]	$6,820	7,649
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	8,137
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	2,831
Brazil (Federal Republic of) Global 11.00% 2040	12,485	16,696
Brazilian Treasury Bill 6.00% 2045[8,10]	BRL16,730	8,654
Argentina (Republic of) 3.368% 2012[2,3,8]	$20,420	11,329
Argentina (Republic of) 5.83% 2033[3,5,8,10]	ARS113,631	26,688
Argentina (Republic of) GDP-Linked 2035	261,027	7,336
Argentina (Republic of) GDP-Linked 2035	52,000	6,006
Argentina (Republic of) 0.63% 2038[3,8,10]	ARS138,692	12,697
Russian Federation 12.75% 2028	$8,000	14,580
Russian Federation 7.50% 2030[3]	32,041	36,527
Colombia (Republic of) Global 11.75% 2010	COP3,295,000	1,701
Colombia (Republic of) Global 10.00% 2012	$1,500	1,751
Colombia (Republic of) Global 10.75% 2013	8,550	10,538
Colombia (Republic of) Global 12.00% 2015	COP23,200,000	12,882
Colombia (Republic of) Global 11.75% 2020	$1,936	2,889
Colombia (Republic of) Global 9.85% 2027	COP10,930,000	5,427
Colombia (Republic of) Global 10.375% 2033	$823	1,232
Colombia (Republic of) Global 7.375% 2037	4,139	4,615
Indonesia (Republic of) 12.50% 2013	IDR77,730,000	9,319
Indonesia (Republic of) 6.875% 2017[1]	$1,000	1,040
Indonesia (Republic of) 11.50% 2019	IDR25,000,000	2,897
Indonesia (Republic of) 11.00% 2020	69,275,000	7,676
Indonesia (Republic of) 12.80% 2021	45,440,000	5,635
Indonesia (Republic of) 12.90% 2022	54,492,000	6,778
Indonesia (Republic of) 11.00% 2025	40,562,000	4,420
Indonesia (Republic of) 10.25% 2027	725,000	74
Indonesia (Republic of) 6.625% 2037[1]	$2,500	2,384
Panama (Republic of) Global 7.125% 2026	585	646
Panama (Republic of) Global 8.875% 2027	6,500	8,483
Panama (Republic of) Global 6.70% 2036[3]	28,009	29,690
Egypt (Arab Republic of) Treasury Bill 0% 2008[8]	EGP41,500	7,475
Egypt (Arab Republic of) Treasury Bill 0% 2008[8]	18,025	3,245
Egypt (Arab Republic of) Treasury Bill 0% 2008[8]	11,900	2,152
Egypt (Arab Republic of) 9.10% 2010[8]	50,497	9,324
Egypt (Arab Republic of) 9.10% 2010[8]	3,130	579
Egypt (Arab Republic of) 11.50% 2011[8]	9,380	1,871
Egypt (Arab Republic of) 9.10% 2012[8]	18,225	3,392
Egypt (Arab Republic of) 11.625% 2014[8]	49,265	10,310
United Mexican States Government, Series M10, 10.50% 2011	MXN123,195	1,298
United Mexican States Government Global 6.375% 2013	$6,970	7,430
United Mexican States Government, Series MI10, 9.50% 2014	MXN1,000,000	9,856
United Mexican States Government, Series M20, 10.00% 2024	1,200,000	12,811
United Mexican States Government Global 6.75% 2034	$6,105	6,758
Dominican Republic 9.50% 2011[3]	4,501	4,794
Dominican Republic 9.50% 2011[1,3]	2,749	2,928
Dominican Republic 9.04% 2018[1,3]	5,481	6,276
Dominican Republic 9.04% 2018	4,902	5,613
Venezuela (Republic of) 10.75% 2013	6,000	6,435
Venezuela (Republic of) Global 8.50% 2014	1,250	1,209
Venezuela (Republic of) 7.65% 2025	5,195	4,455
Venezuela (Republic of) Global 9.25% 2027	2,685	2,685
Peru (Republic of) 9.875% 2015	8,500	10,617
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[1]	4,000	5,129
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,000	5,129
El Salvador (Republic of) 7.75% 2023[1]	2,775	3,212
El Salvador (Republic of) 7.65% 2035[1]	4,250	4,919
Uruguay (Republic of) 4.25% 2027[3,8,10]	UYU124,708	6,162
State of Qatar 9.75% 2030	$3,500	5,338
Jamaican Government 9.00% 2015	280	305
Jamaican Government 8.00% 2039[3]	2,910	2,845
Corporación Andina de Fomento 5.75% 2017	3,000	2,975
Thai Government 4.125% 2009	THB73,490	2,192
		604,486

MORTGAGE-BACKED OBLIGATIONS[3]— 1.08%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,8]	10,725	9,877
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,8]	38,760	35,228
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 2036[1,8]	30,490	29,145
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,8]	12,250	11,579
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,8]	1,450	1,367
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,8]	5,950	5,540
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,8]	11,615	10,946
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1,8]	12,950	12,095
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[1,8]	4,000	3,891
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1,8]	20,405	19,878
		139,546

BONDS & NOTES OF U.S. GOVERNMENT — 0.19%
U.S. Treasury 6.00% 2026	21,000	24,853

MUNICIPALS — 0.05%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	6,080	6,293

Total bonds, notes & other debt instruments (cost: $11,967,985,000)		11,464,213

	Shares or
Convertible securities — 0.74%	principal amount

CONSUMER DISCRETIONARY — 0.24%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€20,645,000	30,893

INFORMATION TECHNOLOGY — 0.24%
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$17,850,000	17,649
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$18,000,000	12,893
		30,542

UTILITIES — 0.17%
AES Trust VII 6.00% convertible preferred 2008	439,925	21,886

FINANCIALS — 0.09%
Countrywide Financial Corp., Series A, 1.743% convertible debentures 2037[1,2]	$15,000,000	11,772

Total convertible securities (cost: $81,219,000)		95,093

Preferred securities — 1.29%	Shares

FINANCIALS — 1.29%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,2]	22,648,000	22,858
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[1,2]	16,105,000	16,249
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	1,125,000	33,152
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1]	2,406,000	22,857
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	26,075,000	22,074
Fannie Mae, Series S, 8.25% noncumulative[11]	550,000	14,032
Fannie Mae, Series O, 7.00%[1]	150,000	6,952
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[1,2]	11,723,000	11,879
Freddie Mac, Series Z, 8.375%[11]	320,000	8,440
SB Treasury Co. LLC, Series A, 9.40% noncumulative[1,2]	2,897,000	2,954
Sumitomo Mitsui Banking Corp. 6.078%[1,2]	3,000,000	2,779
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable	55,994	2,836

Total preferred securities (cost: $186,672,000)		167,062

Common stocks — 3.28%

TELECOMMUNICATION SERVICES — 2.08%
SunCom Wireless Holdings, Inc., Class A9,11,12	7,554,434	201,552
AT&T Inc.	765,000	31,793
American Tower Corp., Class A11	538,967	22,960
Sprint Nextel Corp., Series 1	777,508	10,209
Embarq Corp.	38,875	1,926
Cincinnati Bell Inc.[11]	70,740	336
XO Holdings, Inc.[11]	25,291	52
		268,828

UTILITIES — 0.32%
Drax Group PLC	3,436,672	41,249

INDUSTRIALS — 0.30%
Northwest Airlines Corp.[11]	1,322,176	19,184
DigitalGlobe Inc.[8,11,12]	3,064,647	12,258
Delta Air Lines, Inc.[11]	476,419	7,094
UAL Corp.[11]	22,816	814
		39,350

CONSUMER DISCRETIONARY — 0.22%
Ford Motor Co.[11]	1,877,140	12,633
Time Warner Cable Inc., Class A11	368,908	10,182
Adelphia Recovery Trust, Series ACC-6B8,11	3,619,600	0
Adelphia Recovery Trust, Series Arahova[11]	1,773,964	994
Adelphia Recovery Trust, Series ACC-1[11]	16,413,965	1,641
Viacom Inc., Class B11	31,612	1,388
CBS Corp., Class B	31,612	862
Emmis Communications Corp., Class A11	201,000	774
Radio One, Inc., Class D, nonvoting[11]	44,000	104
Radio One, Inc., Class A11	22,000	51
The Mobil Travel Guide[8,11,12]	83,780	21
		28,650

HEALTH CARE — 0.17%
UnitedHealth Group Inc.	375,000	21,825
Clarent Hospital Corp.[8,9,11]	576,849	116
		21,941

INFORMATION TECHNOLOGY — 0.16%
Micron Technology, Inc.[1,11]	678,656	4,921
Micron Technology, Inc.[11]	424,160	3,075
Fairchild Semiconductor International, Inc.[11]	500,000	7,215
ZiLOG, Inc.[9,11]	1,140,500	3,957
HSW International, Inc.[8,11,12]	257,091	1,144
		20,312

CONSUMER STAPLES — 0.03%
Winn-Dixie Stores, Inc.[11]	194,677	3,284

Total common stocks (cost: $350,630,000)		423,614

		Market value
Warrants — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	50,587	$10
XO Holdings, Inc., Series B, warrants, expire 2010[11]	37,939	5
XO Holdings, Inc., Series C, warrants, expire 2010[11]	37,939	2
KMC Telecom Holdings, Inc., warrants, expire 2008[1,8,11]	22,500	0
GT Group Telecom Inc., warrants, expire 2010[1,8,11]	11,000	0
Allegiance Telecom, Inc., warrants, expire 2008[1,8,11]	5,000	0

Total warrants (cost: $1,100,000)		17

	Principal amount
Short-term securities — 4.36%	(000)

Procter & Gamble International Funding S.C.A. 4.18%-4.74% due 1/4-3/14/2008[1,13]	$115,400	114,691
Coca-Cola Co. 4.23%-4.47% due 2/4-3/4/2008[1]	71,500	71,035
Park Avenue Receivables Co., LLC 5.35% due 1/2/2008[1]	63,800	63,781
FCAR Owner Trust I 6.05% due 1/7/2008	53,000	52,938
Federal Home Loan Bank 4.18%-4.35% due 2/6-3/7/2008	48,000	47,676
Freddie Mac 4.22% due 3/3/2008[13]	48,000	47,676
Medtronic Inc. 4.25% due 1/29/2008[1]	46,000	45,842
U.S. Treasury Bills 3.31%-4.05% due 4/3-6/19/2008[13]	43,700	43,106
Honeywell International Inc. 4.45% due 1/30/2008[1]	25,000	24,893
Harley-Davidson Funding Corp. 4.45% due 2/15/2008[1]	24,900	24,742
United Parcel Service Inc. 4.37% due 2/29/2008[1]	18,000	17,860
Private Export Funding Corp. 4.50% due 2/27/2008[1]	9,200	9,130

Total short-term securities (cost: $563,444,000)		563,370

Total investment securities (cost: $13,151,050,000)		12,713,369
Other assets less liabilities		204,603

Net assets		$12,917,972

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,849,531,000, which represented 22.06% of the net assets of the fund.

[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; the total value of all such loans was $989,751,000, which represented 7.66% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $519,930,000.
[9]	The fund owns 5% or more of the outstanding voting shares of this company. See table on the following page for additional information.
[10]	Index-linked bond whose principal amount moves with a government retail price index.
[11]	Security did not produce income during the last 12 months.
[12]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

SunCom Wireless Holdings, Inc., Class A	5/15/2007	$128,803	$201,552	1.56%
DigitalGlobe Inc.	4/14/1999–7/31/2003	2,500	12,258	.09
HSW International, Inc.	12/17/2007	791	1,144	.01
The Mobil Travel Guide	12/17/2007	21	21	—

Total restricted securities		$132,115	$214,975	1.66%

[13]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2007, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 12/31/07 (000)

SunCom Wireless Holdings, Inc., Class A	7,554,434	—	—	7,554,434	$—	$201,552
Triton PCS, Inc. 8.50% 2013	$113,840,000	—	—	$113,840,000	2,584	118,394
ZiLOG, Inc.	1,140,500	—	—	1,140,500	—	3,958
Clarent Hospital Corp.	576,849	—	—	576,849	—	115

					$2,584	$324,019

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$389,127
Gross unrealized depreciation on investment securities	(843,286)
Net unrealized depreciation on investment securities	(454,159)
Cost of investment securities for federal income tax purposes	13,167,528

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-921-0208O-S10883

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 28, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 28, 2008